Employee plans - Summary of Restricted Stock Unit Activity (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share)	$ 8.17	$ 7.32
Restricted Stock and RSU
Restricted Stock and RSU
Outstanding at beginning of period (in shares)	4,758
Granted (in shares)	2,794
Vested (in shares)	(1,590)
Forfeited and expired (in shares)	(257)
Outstanding at end of period (in shares)	5,705	4,758
Weighted-Average Grant-Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 9.27
Granted (in dollars per share)	6.53
Vested (in dollars per share)	11.61
Forfeited and expired (in dollars per share)	7.55
Outstanding at end of period (in dollars per share)	$ 6.26	$ 9.27